SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Inventories and Property and Equipment, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Inventories
Inventory (reversal when sold) / write-down	$ 103	$ 880	$ (108)
Furniture, fixtures and office equipment | Minimum
PROPERTY AND EQUIPMENT, NET
Useful lives	1 year
Furniture, fixtures and office equipment | Maximum
PROPERTY AND EQUIPMENT, NET
Useful lives	5 years
Leasehold improvements
PROPERTY AND EQUIPMENT, NET
Useful lives, description	Lesser of the lease term or estimated useful life of the assets
IT equipment | Minimum
PROPERTY AND EQUIPMENT, NET
Useful lives	1 year
IT equipment | Maximum
PROPERTY AND EQUIPMENT, NET
Useful lives	3 years
Vehicles | Minimum
PROPERTY AND EQUIPMENT, NET
Useful lives	4 years
Vehicles | Maximum
PROPERTY AND EQUIPMENT, NET
Useful lives	10 years